Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical) - Long Contracts [Member]	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 contract
2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term		2 years
Contracts		467
Investment settlement date		Mar. 01, 2018
30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment Term	30 years	30 years
Contracts	26	65
Investment settlement date	Mar. 01, 2019	Mar. 01, 2018